Supplemental cash flow information - Summary of Components of Cash and Cash Equivalents (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Supplementary Cash Flow Information [Abstract]
Cash and demand deposits	¥ 1,885,112	¥ 1,535,476	¥ 1,227,541
Time deposits with original maturities of three months or less	126,375	63,169	76,452
Money market funds	709,460	219,559	116,607
Call loans	260,009	88,909	60,300
Total	¥ 2,980,956	¥ 1,907,113	¥ 1,480,900	¥ 2,049,636